Taxation - Schedule of Reconciliation of Total Tax Benefits Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income (Detail) - ¥ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate		(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax benefit		(2.20%)	(0.40%)
Effect of different tax rates available to different jurisdictions	[1]	26.00%	1.40%
Permanent differences	[2]	1.50%	0.20%	2.10%
Change in valuation allowance		(1.70%)	45.50%	25.60%
Effect of Super Deduction available to the Group		(1.00%)	(21.70%)	(2.70%)
Effective income tax rate		(2.40%)
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)		¥ 0.0024

[1]	Effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 19) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.
[2]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.